Statement of Changes in Net Assets Available for Benefits - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
Investment income:
Net appreciation in fair value of investments	$ 13,029,921
Interest and dividends	5,735,711
Investment income	18,765,632
Interest on notes receivable from participants	188,179
Contributions:
Participants	6,300,713
Employer	2,312,143
Rollovers	1,163,133
Total contributions	9,775,989
Total additions	28,729,800
Deductions:
Benefits paid to participants	(16,338,676)
Administrative expenses	(218,116)
Total deductions	(16,556,792)
Increase in net assets available for benefits	12,173,008
Net assets available for benefits:
Beginning of the year	126,325,251
End of the year	$ 138,498,259